RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Senior Leadership Team
Disclosure of transactions between related parties [line items]
Salaries	$ 12.8	$ 6.6
Share-based payments	4.9	2.5
Other benefits	2.7	1.5
Compensation of key management personnel	20.4	10.6
Board Directors
Disclosure of transactions between related parties [line items]
Salaries	1.6	1.7
Share-based payments	1.1	1.0
Other benefits	0.0	0.0
Compensation of key management personnel	2.7	2.7
Other Executives and Officers
Disclosure of transactions between related parties [line items]
Salaries	4.1	3.5
Share-based payments	1.1	0.6
Other benefits	0.7	0.5
Compensation of key management personnel	5.9	4.6
Related parties
Disclosure of transactions between related parties [line items]
Salaries	20.6	13.3
Share-based payments	14.1	11.1
Other benefits	3.4	2.1
Compensation of key management personnel	38.1	26.5
Brio Gold | Subsidiaries
Disclosure of transactions between related parties [line items]
Salaries	2.1	1.5
Share-based payments	7.0	7.0
Other benefits	0.0	0.1
Compensation of key management personnel	$ 9.1	$ 8.6